COMMITMENTS AND CONTINGENCIES (Narrative) (Details) ¥ in Thousands, $ in Thousands, HKD in Millions													1 Months Ended		12 Months Ended
	Mar. 20, 2015 USD ($)	Mar. 11, 2015	Jun. 18, 2014 USD ($)	Jun. 18, 2014 HKD	Jun. 12, 2014 USD ($)	May. 13, 2014 USD ($)	May. 13, 2014 CNY (¥)	Dec. 12, 2013 USD ($)	Oct. 21, 2013 USD ($) item	Jun. 06, 2013 USD ($)	Nov. 19, 2012 item	Feb. 18, 2012 item	Aug. 31, 2014 CNY (¥)	Feb. 28, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)
Changsha K12 Experimental School [Member]
Loss Contingencies [Line Items]
Damage amount sought by plaintiff | ¥														¥ 167,990
Beijing Ambow Online Software Co Ltd [Member]
Loss Contingencies [Line Items]
Amount of enterprise income tax already exempted claimed by tax authority | ¥													¥ 7,278
Accrued overdue fee | ¥													¥ 3,435		¥ 1,328
Total amount to be paid | ¥																	¥ 10,713
Period from receipt of the ruling within which appeal can be filed		10 days
California Allegations [Member]
Loss Contingencies [Line Items]
Settlement amount paid						$ 1,500	¥ 9,080
Number of cases consolidated | item											2
Number of defendants | item												8
Breach of Contract [Member] | Skillsoft [Member]
Loss Contingencies [Line Items]
Damage amount sought by plaintiff | $	$ 7,300								$ 2,000	$ 2,500
Settlement amount paid | $			$ 600		$ 100											$ 800
Settlement costs | HKD				HKD 0.4
Settlement amount | $								$ 600
Number of claims filed | item									2
Invoices for Pre Paid Licensing Fees [Member] | Skillsoft [Member]
Loss Contingencies [Line Items]
Damage amount sought by plaintiff | $										$ 2,000